Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 744,368
Ending balance	760,434		¥ 744,368
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,447,994		1,361,596
Additions	29,036		15,792
Internally developed	208,767		176,207
Sales or disposal	(146,874)		(109,584)
Exchange differences on translating foreign operations	(14,452)		1,817
Other	(2,024)		2,166
Ending balance	1,522,447		1,447,994
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(703,626)		(620,082)
Amortization	(171,378)		(188,567)
Sales or disposal	144,604		107,138
Exchange differences on translating foreign operations	8,154		(1,827)
Other	(39,767)	[1]	(288)
Ending balance	(762,013)		(703,626)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	611,827
Ending balance	627,192		611,827
Capitalized development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,030,142		972,964
Internally developed	192,397		161,232
Sales or disposal	(136,575)		(104,237)
Exchange differences on translating foreign operations	(2,439)		183
Ending balance	1,083,525		1,030,142
Capitalized development costs [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(418,315)		(374,443)
Amortization	(136,508)		(148,100)
Sales or disposal	136,575		104,237
Exchange differences on translating foreign operations	449		(9)
Other	(38,534)	[1]
Ending balance	(456,333)		(418,315)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	105,066
Ending balance	99,376		105,066
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	379,564		355,163
Additions	14,971		11,836
Internally developed	16,370		14,975
Sales or disposal	(9,473)		(5,082)
Exchange differences on translating foreign operations	(9,684)		2,701
Other	984		(29)
Ending balance	392,732		379,564
Software [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(274,498)		(236,688)
Amortization	(33,199)		(39,224)
Sales or disposal	7,870		2,842
Exchange differences on translating foreign operations	6,787		(2,040)
Other	(316)	[1]	612
Ending balance	(293,356)		(274,498)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27,475
Ending balance	33,866		27,475
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38,288		33,469
Additions	14,065		3,956
Sales or disposal	(826)		(265)
Exchange differences on translating foreign operations	(2,329)		(1,067)
Other	(3,008)		2,195
Ending balance	46,190		38,288
Other [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(10,813)		(8,951)
Amortization	(1,671)		(1,243)
Sales or disposal	159		59
Exchange differences on translating foreign operations	918		222
Other	(917)	[1]	(900)
Ending balance	¥ (12,324)		¥ (10,813)

[1]	For certain capitalized development costs in progress related to Automobile business segment, the Company recognized the carrying amount in excess of recoverable amount as an expense in the consolidated statement of income for the year ended March 31, 2020.